Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
China Airlines Ltd.	34,311,761	$9,370,739
Eva Airways Corp.	25,940,101	9,503,451

		18,874,190

Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.	14,784,670	16,151,113

Banks — 12.4%
Chang Hwa Commercial Bank Ltd.	35,378,576	22,152,114
CTBC Financial Holding Co. Ltd.	105,203,325	69,901,960
E.Sun Financial Holding Co. Ltd.	61,446,826	54,539,814
First Financial Holding Co. Ltd.	59,590,013	45,349,935
Hua Nan Financial Holdings Co. Ltd.	49,343,103	31,964,142
Mega Financial Holding Co. Ltd.	62,383,271	63,889,611
Shanghai Commercial & Savings Bank Ltd. (The)	21,413,306	30,524,213
SinoPac Financial Holdings Co. Ltd.	68,894,724	27,076,028
Taishin Financial Holding Co. Ltd.	63,308,660	27,410,910
Taiwan Business Bank	43,763,950	15,450,387
Taiwan Cooperative Financial Holding Co. Ltd.(a)	55,860,400	37,953,444

		426,212,558

Chemicals — 5.1%
Formosa Chemicals & Fibre Corp.(a)	20,482,610	49,117,333
Formosa Plastics Corp.	24,229,518	66,979,184
Nan Ya Plastics Corp.	28,861,938	60,463,477

		176,559,994

Communications Equipment — 0.8%
Accton Technology Corp.	3,576,000	28,762,831

Construction Materials — 1.9%
Asia Cement Corp.(a)	15,827,136	22,956,595
Taiwan Cement Corp.	29,792,139	42,220,001

		65,176,596

Diversified Financial Services — 1.8%
Chailease Holding Co. Ltd.	7,649,863	29,682,233
Yuanta Financial Holding Co. Ltd.	60,515,248	32,751,799

		62,434,032

Diversified Telecommunication Services — 2.3%
Chunghwa Telecom Co. Ltd.	21,413,648	78,807,930

Electrical Equipment — 0.0%
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	2

Electronic Equipment, Instruments & Components — 12.7%
AU Optronics Corp.(a)	66,101,830	16,687,823
Delta Electronics Inc.	12,190,180	56,028,138
Foxconn Technology Co. Ltd.	7,336,499	13,170,268
Hon Hai Precision Industry Co. Ltd.	69,843,002	176,323,049
Innolux Corp.(a)	69,813,873	14,462,691
Largan Precision Co. Ltd.	559,794	71,500,749
Pacific Electric Wire & Cable Co. Ltd.(b)	197	0	(c)
Synnex Technology International Corp.	11,178,364	16,530,204
Walsin Technology Corp.(a)	2,681,000	16,697,652
WPG Holdings Ltd.	11,991,604	15,675,952
Yageo Corp.(a)	1,862,125	22,978,095
Zhen Ding Technology Holding Ltd.(a)	4,663,072	18,559,104

		438,613,725

Food & Staples Retailing — 1.0%
President Chain Store Corp.	3,626,215	35,688,477

Security	Shares	Value

Food Products — 2.3%
Standard Foods Corp.	4,655,056	$9,844,998
Uni-President Enterprises Corp.	27,930,189	67,720,824

		77,565,822

Household Durables — 0.7%
Nien Made Enterprise Co. Ltd.	1,354,000	11,589,609
Tatung Co. Ltd.(a)(d)	18,500,000	12,785,179

		24,374,788

Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.(a)	23,163,843	20,752,952

Insurance — 5.2%
Cathay Financial Holding Co. Ltd.	48,412,315	64,576,627
China Development Financial Holding Corp.	86,583,508	26,212,959
China Life Insurance Co. Ltd.(d)	21,293,479	14,715,726
Fubon Financial Holding Co. Ltd.	38,171,515	53,904,154
Shin Kong Financial Holding Co. Ltd.(a)	77,249,406	21,457,454

		180,866,920

Leisure Products — 0.6%
Giant Manufacturing Co. Ltd.(a)	2,793,590	21,864,901

Machinery — 1.0%
Airtac International Group	931,000	15,968,859
Hiwin Technologies Corp.	1,663,339	16,979,631

		32,948,490

Marine — 0.3%
Evergreen Marine Corp. Taiwan Ltd.(d)	26,999,533	9,801,662

Metals & Mining — 1.4%
China Steel Corp.(a)	73,549,977	48,502,566

Oil, Gas & Consumable Fuels — 0.7%
Formosa Petrochemical Corp.	8,267,950	24,149,849

Real Estate Management & Development — 0.6%
Highwealth Construction Corp.(a)	8,379,790	12,377,808
Ruentex Development Co. Ltd.	6,405,076	9,748,942

		22,126,750

Semiconductors & Semiconductor Equipment — 33.8%
ASE Technology Holding Co. Ltd.	20,482,432	42,158,678
Globalwafers Co. Ltd.(a)	1,476,000	17,770,991
MediaTek Inc.	8,637,175	133,189,409
Nanya Technology Corp.(a)	8,385,000	16,700,183
Novatek Microelectronics Corp.(a)	3,724,544	25,429,859
Phison Electronics Corp.	1,280,698	11,729,957
Powertech Technology Inc.	5,586,036	18,046,478
Realtek Semiconductor Corp.(a)	3,191,063	27,473,432
Silergy Corp.	130,000	7,014,155
Taiwan Semiconductor Manufacturing Co. Ltd.	79,617,882	774,302,133
United Microelectronics Corp.	73,549,501	37,846,454
Vanguard International Semiconductor Corp.(a)	7,336,000	17,958,235
Win Semiconductors Corp.(a)	2,710,000	23,196,336
Winbond Electronics Corp.(a)	26,068,000	11,937,885

		1,164,754,185

Specialty Retail — 1.0%
Hotai Motor Co. Ltd.	1,862,000	33,240,033

Technology Hardware, Storage & Peripherals — 8.7%
Acer Inc.	25,137,737	13,688,660
Advantech Co. Ltd.	2,477,614	24,507,955
Asustek Computer Inc.	4,655,857	32,641,396

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Catcher Technology Co. Ltd.	3,901,743	$28,329,058
Chicony Electronics Co. Ltd.	5,586,405	16,001,027
Compal Electronics Inc.(a)	30,611,554	19,473,129
Inventec Corp.(a)	20,482,868	16,645,528
Lite-On Technology Corp.	14,896,071	23,863,481
Micro-Star International Co. Ltd.	5,586,000	18,790,541
Pegatron Corp.	13,034,037	27,999,846
Quanta Computer Inc.	16,758,240	39,070,002
Wistron Corp.	20,482,921	19,510,792
Wiwynn Corp.(a)	716,000	19,101,282

		299,622,697

Textiles, Apparel & Luxury Goods — 1.7%
Eclat Textile Co. Ltd.(a)	1,323,601	13,621,739
Feng TAY Enterprise Co. Ltd.(a)	2,793,623	16,840,825
Formosa Taffeta Co. Ltd.	9,190,515	10,468,463
Pou Chen Corp.	16,758,103	16,492,987
Ruentex Industries Ltd.	148,157	322,220

		57,746,234

Transportation Infrastructure — 0.5%
Taiwan High Speed Rail Corp.	14,896,000	18,703,720

Wireless Telecommunication Services — 1.8%
Far EasTone Telecommunications Co. Ltd.	11,172,259	24,074,776
Taiwan Mobile Co. Ltd.	10,241,609	36,668,542

		60,743,318

Total Common Stocks — 99.9% (Cost: $1,847,761,252)		3,445,046,335

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 0.69%(e)(f)(g)	135,890,652	$136,094,488

Total Short-Term Investments — 3.9% (Cost: $135,900,336)		136,094,488

Total Investments in Securities — 103.8% (Cost: $1,983,661,588)		3,581,140,823

Other Assets, Less Liabilities — (3.8)%		(132,173,668)

Net Assets — 100.0%		$3,448,967,155

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Rounds to less than $1.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	155,033,037	(19,142,385)	135,890,652	$136,094,488	$2,262,168	(b)	$(8,931)	$153,225
BlackRock Cash Funds: Treasury, SL Agency Shares	14,551,000	(14,551,000)	—	—	64,503		—	—

				$136,094,488	$2,326,671		$(8,931)	$153,225

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Taiwan Index	110	06/29/20	$4,523	$(30,036)

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Taiwan ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,445,046,333	$—	$2	$3,445,046,335
Money Market Funds	136,094,488	—	—	136,094,488

	$3,581,140,821	$—	$2	$3,581,140,823

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(30,036)	$—	$—	$(30,036)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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